Debt And Liquidity (Old Revolving Facility and Term Loan Facility) (Details) - USD ($)	Feb. 27, 2015	Dec. 31, 2018	Dec. 31, 2017	Apr. 27, 2016	Aug. 11, 2015	Jul. 28, 2015	Apr. 23, 2014	Nov. 20, 2012
Debt Instrument [Line Items]
Minimum Liquidity				$ 25,000,000
12 Month Trailing EBITDA			$ 75,000,000
12 Month Trailing EBITDA Minimum (High End)				35,000,000
Term Loan Balance					$ 40,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.375%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		$ 0	58,192,000
Letters of Credit Outstanding, Amount			48,200,000
Revolving Credit Facility [Member] | Amended and Restated Credit Agreement February 2015 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 400,000,000
Revolving Credit Facility [Member] | Amended and Restated Credit Agreement July 2015 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 225,000,000		$ 375,000,000
Long-term Line of Credit			39,500,000
Letters of Credit Outstanding, Amount			8,700,000
Term Loan Facility [Member] | Amended and Restated Credit Agreement February 2015 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000,000
Minimum [Member] | Amended and Restated Credit Agreement February 2015 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.35%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Amended and Restated Credit Agreement February 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Maximum | Amended and Restated Credit Agreement February 2015 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.70%
Maximum | London Interbank Offered Rate (LIBOR) [Member] | Amended and Restated Credit Agreement February 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.75%
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage								6.375%
Repurchase Percentage Price Of Aggregate Principal Due To Change In Control								101.00%
Senior Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Unpaid Indebtness After Maturity Or Acceleration			$ 50,000,000.0